SCHEDULE OF FAIR VALUE MEASUREMENTS INPUTS AS THEIR MEASUREMENT DATES (Details) - Private Warrant [Member] - Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2023 $ / shares	Sep. 30, 2023	Dec. 31, 2022 $ / shares
Measurement Input, Exercise Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	11.50		11.50
Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	11.26		10.44
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input		5.61	5.12
Measurement Input Probability Of Completing Business Combination [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input		0.0210	0.0275
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input		0.079	0.042
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input		0.0450	0.0391
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	0.00	0	0.00